UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019

13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy R. Barakett
Title:  Chief Executive Officer
Phone:  (212) 373-0800


Signature, Place and Date of Signing:


 /s/ Timothy R. Barakett        New York, New York            November  4, 2002
------------------------      ----------------------        --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $577,502
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

                                                       Atticus Capital LLC
                                                            Form 13-F
                                                        September 30, 2002
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8

                                                               FAIR
                                                               MARKET     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP         VALUE      PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE SHARED NONE
ADOBE SYSTEMS INC               Common Stock   00724F101      191,000.00     10,000 SH        SOLE       NONE      10,000
AGERE SYSTEMS CLASS B           Common Stock   00845V209       39,017.88     39,412 SH        SOLE       NONE      39,412
ALCATEL ALSTHOM                 Common Stock   013904305      311,593.23    133,731 SH        SOLE       NONE     133,731
AMERICA ONLINE INC              Common Stock   00184A105    1,256,088.60    107,358 SH        SOLE       NONE     107,358
AMERICAN INTL GROUP INC         Common Stock   026874107    7,152,387.39    130,757 SH        SOLE       NONE     130,757
APPLIED MATERIALS INC.          Common Stock   038222105      119,935.20     10,384 SH        SOLE       NONE      10,384
AT&T CORP                       Common Stock   001957109      537,747.75     44,775 SH        SOLE       NONE      44,775
AT&T WIRELESS GROUP             Common Stock   00209A106       59,360.96     14,408 SH        SOLE       NONE      14,408
BROCADE COMMUNICATIONS          Common Stock   111621108      112,950.00     15,000 SH        SOLE       NONE      15,000
BROOKS AUTOMATION               Common Stock   11442E102    3,221,480.40    281,352 SH        SOLE       NONE     281,352
CARDINAL HEALTH                 Common Stock   14149Y108    5,979,690.30     96,136 SH        SOLE       NONE      96,136
CARNIVAL CORP                   Common Stock   143658102    5,434,150.00    216,500 SH        SOLE       NONE     216,500
CHAMPPS ENTERTAINMENT           Common Stock   158787101   29,245,457.16  3,735,052 SH        SOLE       NONE   3,735,052
CHEVRON TEXACO CORP             Common Stock   166764100   30,910,153.00    446,356 SH        SOLE       NONE     446,356
CIRCUIT CITY STORES CARMAX      Common Stock   143130102    4,012,500.00    250,000 SH        SOLE       NONE     250,000
CIRCUIT CITY STORES INC         Common Stock   172737108    7,228,065.00    477,100 SH        SOLE       NONE     477,100
CISCO SYSTEMS                   Common Stock   17275R102      761,455.84     72,658 SH        SOLE       NONE      72,658
CITIGROUP                       Common Stock   172967101   15,263,434.55    514,787 SH        SOLE       NONE     514,787
CLEAR CHANNEL                   Common Stock   184502102   13,974,017.50    402,130 SH        SOLE       NONE     402,130
CMGI INC.                       Common Stock   125750109       24,139.15     68,969 SH        SOLE       NONE      68,969
CONOCOPHILLIPS                  Common Stock   20825C104   20,202,256.00    436,900 SH        SOLE       NONE     436,900
CORNING INC.                    Common Stock   219350105      163,776.00    102,360 SH        SOLE       NONE     102,360
DELL COMPUTER CORP              Common Stock   247025109      293,875.00     12,500 SH        SOLE       NONE      12,500
EBAY INC                        Common Stock   278642103      528,700.00     10,000 SH        SOLE       NONE      10,000
ENTERASYS NETWORKS              Common Stock   293637104      903,500.00    695,000 SH        SOLE       NONE     695,000
FLEXTRONICS INTL LTD            Common Stock   Y2573F102    2,307,181.52    331,016 SH        SOLE       NONE     331,016
GLOBAL CROSSING LTD             Common Stock   G3921A100      202,174.80    673,916 SH        SOLE       NONE     673,916
GUCCI                           Common Stock   401566104   38,988,979.00    461,900 SH        SOLE       NONE     461,900
HARMONIC INC.                   Common Stock   413160102      133,476.00     76,272 SH        SOLE       NONE      76,272
HEALTHSOUTH CORP                Common Stock   421924101    6,162,750.00  1,485,000 SH        SOLE       NONE   1,485,000
HERSHEY FOODS                   Common Stock   427866108    1,427,150.00     23,000 SH        SOLE       NONE      23,000
HEWLETT PACKARD CORP.           Common Stock   428236103      416,619.00     35,700 SH        SOLE       NONE      35,700
HONEYWELL                       Common Stock   438516106      324,900.00     15,000 SH        SOLE       NONE      15,000
I2 TECHNOLOGIES INC.            Common Stock   465754109       48,687.60     93,630 SH        SOLE       NONE      93,630
INVERNESS MEDICAL TECH          Common Stock   46126P106      952,796.00    100,400 SH        SOLE       NONE     100,400
JDS UNIPHASE                    Common Stock   46612J101    2,163,053.10  1,109,258 SH        SOLE       NONE   1,109,258
JOHNSON & JOHNSON               Common Stock   478160104   39,272,247.04    726,188 SH        SOLE       NONE     726,188
JP MORGAN & CO. INC.            Common Stock   46625H100    2,578,652.10    135,790 SH        SOLE       NONE     135,790
LIBERTY MEDIA CLASS A           Common Stock   530718105    1,846,782.16    257,212 SH        SOLE       NONE     257,212
LUCENT TECHNOLOGIES             Common Stock   549463107      113,222.52    148,977 SH        SOLE       NONE     148,977
MARRIOTT INTL INC.              Common Stock   571903202    7,247,500.00    250,000 SH        SOLE       NONE     250,000
MAXIM INTEGRATED PRODS INC      Common Stock   57772K101      651,683.20     26,320 SH        SOLE       NONE      26,320
MBIA INC.                       Common Stock   55262C100    9,987,500.00    250,000 SH        SOLE       NONE     250,000
MEDTRONIC INC                   Common Stock   585055106    5,366,088.00    127,400 SH        SOLE       NONE     127,400
MICROSOFT                       Common Stock   594918104    7,297,540.70    167,030 SH        SOLE       NONE     167,030
MOTOROLA INC                    Common Stock   620076109      752,352.90     73,905 SH        SOLE       NONE      73,905
NORTEL NETWORKS                 Common Stock   656568102      137,486.70    254,605 SH        SOLE       NONE     254,605
NORTHPOINT COMMUNICATIONS       Common Stock   666610100          100.00     50,000 SH        SOLE       NONE      50,000
OPSWEAR, INC.                   Common Stock   68383A101      208,080.00    289,000 SH        SOLE       NONE     289,000
O'SULLIVAN INDUSTRIES
  $1.50 PER SHARE 12%           Common Stock   67104Q205    4,102,236.00  2,010,900 SH        SOLE       NONE   2,010,900
OUTBACK STEAKHOUSE              Common Stock   689899102    1,648,800.00     60,000 SH        SOLE       NONE      60,000
PALM INC.                       Common Stock   696642206    1,283,604.00  1,734,600 SH        SOLE       NONE   1,734,600
PETSMART                        Common Stock   716768106    5,191,615.00    291,500 SH        SOLE       NONE     291,500
PFIZER INC.                     Common Stock   717081103   31,199,402.00  1,075,100 SH        SOLE       NONE   1,075,100
PHARMACIA CORP.                 Common Stock   717134102   48,728,304.00  1,253,300 SH        SOLE       NONE   1,253,300
PRICE COMMUNICATIONS CORP.      Common Stock   741437305  116,070,210.00 10,271,700 SH        SOLE       NONE  10,271,700
SANMINA CORP                    Common Stock   800907107       60,496.80     21,840 SH        SOLE       NONE      21,840
SIEBEL SYSTEMS INC.             Common Stock   826170102      144,900.00     25,200 SH        SOLE       NONE      25,200
SOLECTRON CORP                  Common Stock   834182107      328,075.46    155,486 SH        SOLE       NONE     155,486
SUN MICROSYSTEMS INC            Common Stock   866810104      275,835.00    106,500 SH        SOLE       NONE     106,500
SUNTRUST BANKS INC              Common Stock   867914103    3,372,423.92     54,854 SH        SOLE       NONE      54,854
TELEFONICA S A ADR              Common Stock   879382208    5,891,236.72    263,708 SH        SOLE       NONE     263,708
TORONTO DOMINIAN BANK           Common Stock   891160509    1,250,310.00     71,000 SH        SOLE       NONE      71,000
TRAVELERS PROPERTY & CASUALTY   Common Stock   89420G109      293,551.24     22,239 SH        SOLE       NONE      22,239
TRAVELERS PROPERTY
  CASUALTY CORP CL-B            Common Stock   89420G406    2,309,489.82    170,694 SH        SOLE       NONE     170,694
TVX GOLD INC                    Common Stock   87308K309    2,398,335.86    170,000 SH        SOLE       NONE     170,000
TYCO INTERNATIONAL              Common Stock   902124106   10,071,207.00    714,270 SH        SOLE       NONE     714,270
TYSON FOODS INC. CL-A           Common Stock   902494103   23,199,291.40  1,994,780 SH        SOLE       NONE   1,994,780
UNILAB CORP                     Common Stock   904763208    1,801,323.00     85,900 SH        SOLE       NONE      85,900
VERIZON COMMUNICATIONS          Common Stock   92343V104   27,440,000.00  1,000,000 SH        SOLE       NONE   1,000,000
VIACOM CLASS B                  Common Stock   925524308   12,541,141.80    309,276 SH        SOLE       NONE     309,276
VIVENDI ADR                     Common Stock   92851s204      420,997.18     36,962 SH        SOLE       NONE      36,962
VODAFONE PLC ADR                Common Stock   92857W100      962,250.00     75,000 SH        SOLE       NONE      75,000
WARE SOLUTIONS CORP.            Common Stock   934202102        2,768.24     21,957 SH        SOLE       NONE      21,957
                                                             577,501,538

02090.0001 #360605